Consolidated Balance Sheet - USD ($)	Jun. 26, 2021	Jun. 27, 2020
Current Assets:
Cash and Cash Equivalents	$ 11,874,000
Accounts Receivable and Prepaid Expenses	7,791,000
Inventory	20,093,000
Current Assets Held for Sale	49,051,000
Other Current Assets	7,870,000
Total Current Assets	96,679,000
Operating Lease Right-of-Use Assets	77,422,000
Property and Equipment, Net	137,830,000
Intangible Assets, Net	115,380,000
Goodwill	32,900,000
Other Assets	12,252,000
TOTAL ASSETS	472,463,000
Current Liabilities:
Accounts Payable and Accrued Liabilities	57,139,000
Income Taxes Payable	61,463,000
Other Current Liabilities	15,678,000
Derivative Liabilities	6,935,000
Current Portion of Operating Lease Liabilities	9,236,000
Current Portion of Finance Lease Liabilities	205,000
Current Portion of Notes Payable	103,496,000
Current Liabilities Held for Sale	32,978,000
Due to Related Party	1,477,000
Total Current Liabilities	288,607,000
Operating Lease Liabilities, Net of Current Portion	99,976,000
Finance Lease Liabilities, Net of Current Portion	29,047,000
Other Non-Current Liabilities	3,649,000
Deferred Tax Liabilities	46,378,000
Senior Secured Convertible Credit Facility, Net of Current Portion	170,821,000
Notes Payable, Net of Current Portion	87,619,000
TOTAL LIABILITIES	726,097,000
SHAREHOLDERS’ EQUITY:
Preferred Shares (no par value, unlimited shares authorized and no shares issued and outstanding)
Additional Paid-In Capital	908,993,000
Accumulated Deficit	(717,233,000)
Total Equity Attributable to Shareholders of MedMen Enterprises Inc.	191,760,000
Non-Controlling Interest	(445,394,000)
TOTAL SHAREHOLDERS’ EQUITY	(253,634,000)	$ (176,888,000)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	472,463,000
Medmen Enterprises Inc. [Member]
Current Assets:
Cash and Cash Equivalents	11,873,256	9,598,736
Restricted Cash	730	1,029
Accounts Receivable and Prepaid Expenses	7,790,805	5,869,461
Inventory	20,093,018	20,676,253
Current Assets Held for Sale	49,050,887	24,342,165
Other Current Assets	7,869,974	9,151,613
Due from Related Party		3,109,718
Total Current Assets	96,678,670	72,748,975
Operating Lease Right-of-Use Assets	77,422,356	100,394,078
Property and Equipment, Net	137,830,268	165,986,685
Intangible Assets, Net	115,379,528	140,111,034
Goodwill	32,900,457	32,900,457
Non-Current Assets Held for Sale		46,228,551
Other Assets	12,252,411	15,893,773
TOTAL ASSETS	472,463,690	574,263,553
Current Liabilities:
Accounts Payable and Accrued Liabilities	57,138,783	76,627,718
Income Taxes Payable	61,462,662	40,111,958
Other Current Liabilities	15,678,281	19,743,193
Derivative Liabilities	6,935,520	546,076
Current Portion of Operating Lease Liabilities	9,235,822	8,514,086
Current Portion of Finance Lease Liabilities	205,595	1,644,044
Current Portion of Notes Payable	103,496,394	16,188,664
Current Liabilities Held for Sale	32,977,602	14,899,338
Due to Related Party	1,476,921	4,556,815
Total Current Liabilities	288,607,580	182,831,892
Operating Lease Liabilities, Net of Current Portion	99,975,742	115,986,348
Finance Lease Liabilities, Net of Current Portion	29,047,099	58,569,498
Other Non-Current Liabilities	3,648,904	4,215,533
Non-Current Liabilities Held for Sale		28,502,256
Deferred Tax Liabilities	46,377,657	41,868,106
Senior Secured Convertible Credit Facility, Net of Current Portion	170,821,393	166,368,463
Notes Payable, Net of Current Portion	87,618,934	152,809,937
TOTAL LIABILITIES	726,097,309	751,152,033
MEZZANINE EQUITY:
Super Voting Shares (no par value, unlimited shares authorized, nil 0 and 815,295 shares issued and outstanding as of June 26, 2021 and June 27, 2020, respectively)		82,500
SHAREHOLDERS’ EQUITY:
Preferred Shares (no par value, unlimited shares authorized and no shares issued and outstanding)
Subordinate Voting Shares (no par value, unlimited shares authorized, 726,866,374 and 403,907,218 shares issued and outstanding as of June 26, 2021 and June 27, 2020, respectively)
Additional Paid-In Capital	908,992,686	791,172,613
Accumulated Deficit	(717,232,706)	(631,365,896)
Total Equity Attributable to Shareholders of MedMen Enterprises Inc.	191,759,980	159,889,217
Non-Controlling Interest	(445,393,599)	(336,777,697)
TOTAL SHAREHOLDERS’ EQUITY	(253,633,619)	(176,888,480)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 472,463,690	$ 574,263,553